As filed with the U.S. Securities and Exchange Commission on January 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

SHP ETF Trust
(Exact name of registrant as specified in charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Name and address of agent for service)

(914) 443-5008

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
November 30, 2022 (Unaudited)

SHP ETF Trust
•NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca
•NEOS Enhanced Income Cash Alternative ETF	| CSHI	| NYSE Arca
•NEOS S&P 500® High Income ETF	| SPYI	| CBOE BZX Exchange, Inc.

SHP ETF Trust

1

Portfolio Allocations by Sector (Unaudited)	SHP ETF Trust
November 30, 2022

NEOS Enhanced Income Aggregate Bond ETF
Sector	Percentage of Total Net Assets
Exchange Traded Funds	98.7%
Purchased Options(a)	0.0%
Money Market Funds and Other Assets and Liabilities	1.3%
Total	100.0%

NEOS Enhanced Income Cash Alternative ETF
Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	99.3%
Purchased Options(a)	0.0%
Money Market Fund and Other Assets and Liabilities	0.7%
Total	100.0%

NEOS S&P 500® High Income ETF
Sector	Percentage of Total Net Assets
Information Technology	26.9%
Health Care	15.4%
Financials	11.8%
Consumer Discretionary	10.4%
Industrials	8.6%
Communication Services	7.4%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.8%
Real Estate	2.7%
Money Market Fund and Other Liabilities and Assets	-1.1%
Total	100.0%

(a)Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.
2

Schedule of Investments	NEOS Enhanced Income Aggregate Bond ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares				Value
EXCHANGE TRADED FUNDS — 98.7%
iShares Core U.S. Aggregate Bond ETF	4,856				$477,296
Vanguard Total Bond Market ETF	6,562				477,451
TOTAL EXCHANGE TRADED FUNDS
(Cost $982,204)					954,747

PURCHASED OPTIONS — 0.0% (b)(d)	Contracts (a)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(d)
CBOE S&P 500 Index	1	$3,580.00	12/09/2022	$408,011	100
CBOE S&P 500 Index	1	$3,620.00	12/09/2022	408,011	75
TOTAL PURCHASED OPTIONS
(Cost $329)					175

SHORT-TERM INVESTMENTS — 1.3%	Number of Shares
Money Market Funds
First American Treasury Obligations Fund, Class X, 3.744% (c)	5,457				5,457
Northern U.S. Government Select Money Market Fund, 3.118% (c)	6,739				6,739
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,196)					12,196

TOTAL INVESTMENTS — 100.0%
(Cost $994,729)					967,118
OTHER ASSETS LESS LIABILITIES — 0.0% (b)(d)					327
NET ASSETS — 100.0%					$967,445

(a)Each contract equals 100 shares.

(b)Represents less than 0.05%.

(c)7-day net yield.

(d)All or a portion of these securities has been segregated as collateral for written option contracts. As of 11/30/2022, the aggregate fair market value of those assets was $1,164, representing 0.1% of net assets.

ETF - Exchange Traded Fund

A list of the exchange traded option contracts held by the Fund at November 30, 2022, is as follows:

WRITTEN OPTIONS	Contracts (e)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(1)	$3,740.00	12/09/2022	$(378)	$(408,011)	$(120)
CBOE S&P 500 Index	(1)	$3,780.00	12/09/2022	(527)	(408,011)	(155)
TOTAL WRITTEN OPTIONS				$(905)	$(816,022)	$(275)

(e)Each contract equals 100 shares.

Schedule of Investments	NEOS Enhanced Income Cash Alternative ETF
November 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.
3

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bills,
3.424%, due 12/29/2022 (a)	$500,000				$498,525
4.163%, due 2/28/2023 (a)	500,000				494,845
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $993,585)					993,370

PURCHASED OPTIONS — 0.0% (b)(d)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(d)
CBOE S&P 500 Index	1	$3,460.00	12/09/2022	$408,011	45
CBOE S&P 500 Index	1	$3,500.00	12/09/2022	408,011	47
TOTAL PURCHASED OPTIONS
(Cost $191)					92

SHORT-TERM INVESTMENTS — 0.2%	Number of Shares
Money Market Fund
First American Treasury Obligations Fund, Class X, 3.744% (d)(e)	1,692				1,692
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,692)					1,692

TOTAL INVESTMENTS — 99.5%
(Cost $995,468)					995,154
OTHER ASSETS LESS LIABILITIES — 0.5%					5,238
NET ASSETS — 100.0%					$1,000,392

(a)The rate shown is yield to maturity.

(b)Represents less than 0.05%.

(c)Each contract equals 100 shares.

(d)All or a portion of these securities has been segregated as collateral for written option contracts. As of 11/30/2022, the aggregate fair market value of those assets was $1,784, representing 0.2% of net assets.

(e)7-day net yield.

A list of the exchange traded option contracts held by the Fund at November 30, 2022, is as follows:

WRITTEN OPTIONS	Contracts (f)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(1)	$3,625.00	12/09/2022	$(184)	$(408,011)	$(70)
CBOE S&P 500 Index	(1)	$3,700.00	12/09/2022	(288)	(408,011)	(103)
TOTAL WRITTEN OPTIONS				$(472)	$(816,022)	$(173)

(f)Each contract equals 100 shares.

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a)
Aerospace & Defense — 1.8%
Boeing Co. (The)*	48	$8,586
General Dynamics Corp.	18	4,543
Howmet Aerospace, Inc.	30	1,130
Huntington Ingalls Industries, Inc.	6	1,392
L3Harris Technologies, Inc.	18	4,087
Lockheed Martin Corp.	18	8,733
Northrop Grumman Corp.	12	6,400
Raytheon Technologies Corp.	126	12,439
Textron, Inc.	18	1,285
TransDigm Group, Inc.	6	3,771
		52,366
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	12	1,203
Expeditors International of Washington, Inc.	12	1,393
FedEx Corp.	18	3,280
United Parcel Service, Inc., Class B	66	12,522
		18,398
Airlines — 0.2%
Alaska Air Group, Inc.*	12	569
American Airlines Group, Inc.*	54	779
Delta Air Lines, Inc.*	54	1,910
Southwest Airlines Co.*	48	1,916
United Airlines Holdings, Inc.*	30	1,325
		6,499
Auto Components — 0.1%
Aptiv plc*^	24	2,560
BorgWarner, Inc.	18	765
		3,325
Automobiles — 1.8%
Ford Motor Co.	342	4,754
General Motors Co.	126	5,111
Tesla, Inc.*	216	42,055
		51,920
Banks — 3.9%
Bank of America Corp.	612	23,164
Citigroup, Inc.	168	8,133
Citizens Financial Group, Inc.	42	1,780
Comerica, Inc.	12	861
Fifth Third Bancorp	60	2,182
First Republic Bank	18	2,297
Huntington Bancshares, Inc.	126	1,951
JPMorgan Chase & Co.	236	32,611
KeyCorp	78	1,467
M&T Bank Corp.	18	3,060

Investments	Number of Shares	Value
Banks — 3.9% (Continued)
PNC Financial Services Group, Inc. (The)	36	$6,057
Regions Financial Corp.	78	1,810
Signature Bank	6	837
SVB Financial Group*	6	1,391
Truist Financial Corp.	114	5,336
US Bancorp	114	5,174
Wells Fargo & Co.	324	15,536
Zions Bancorp NA	12	622
		114,269
Beverages — 1.9%
Brown-Forman Corp., Class B	18	1,315
Coca-Cola Co. (The)	336	21,373
Constellation Brands, Inc., Class A	12	3,088
Keurig Dr. Pepper, Inc.	66	2,552
Molson Coors Beverage Co., Class B	18	992
Monster Beverage Corp.*	30	3,086
PepsiCo, Inc.	120	22,261
		54,667
Biotechnology — 2.5%
AbbVie, Inc.	146	23,532
Amgen, Inc.	48	13,747
Biogen, Inc.*	12	3,662
Gilead Sciences, Inc.	108	9,486
Incyte Corp.*	18	1,434
Moderna, Inc.*	30	5,277
Regeneron Pharmaceuticals, Inc.*	12	9,021
Vertex Pharmaceuticals, Inc.*	24	7,594
		73,753
Building Products — 0.5%
A O Smith Corp.	12	729
Allegion plc^	6	682
Carrier Global Corp.	72	3,191
Fortune Brands Home & Security, Inc.	12	784
Johnson Controls International plc^	60	3,986
Masco Corp.	18	914
Trane Technologies plc^	18	3,212
		13,498
Capital Markets — 3.3%
Ameriprise Financial, Inc.	12	3,983
Bank of New York Mellon Corp. (The)	66	3,029
BlackRock, Inc.	12	8,592
Cboe Global Markets, Inc.	12	1,522

The accompanying notes are an integral part of these financial statements.
5

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Capital Markets — 3.3% (Continued)
Charles Schwab Corp. (The)	132	$10,895
CME Group, Inc.	30	5,295
FactSet Research Systems, Inc.	6	2,768
Franklin Resources, Inc.	24	644
Goldman Sachs Group, Inc. (The)	30	11,585
Intercontinental Exchange, Inc.	48	5,199
Invesco Ltd.^	30	573
MarketAxess Holdings, Inc.	6	1,608
Moody’s Corp.	12	3,579
Morgan Stanley	120	11,168
MSCI, Inc.	6	3,047
Nasdaq, Inc.	36	2,465
Northern Trust Corp.	18	1,676
Raymond James Financial, Inc.	18	2,104
S&P Global, Inc.	30	10,584
State Street Corp.	30	2,390
T Rowe Price Group, Inc.	18	2,248
		94,954
Chemicals — 1.9%
Air Products and Chemicals, Inc.	18	5,583
Albemarle Corp.	12	3,336
Celanese Corp.	12	1,288
CF Industries Holdings, Inc.	18	1,947
Corteva, Inc.	60	4,030
Dow, Inc.	60	3,058
DuPont de Nemours, Inc.	42	2,961
Eastman Chemical Co.	12	1,039
Ecolab, Inc.	24	3,596
FMC Corp.	12	1,568
International Flavors & Fragrances, Inc.	24	2,540
Linde plc^	42	14,132
LyondellBasell Industries NV, Class A^	24	2,040
Mosaic Co. (The)	30	1,539
PPG Industries, Inc.	18	2,434
Sherwin-Williams Co. (The)	18	4,485
		55,576
Commercial Services & Supplies — 0.5%
Cintas Corp.	6	2,771
Copart, Inc.*	36	2,396
Republic Services, Inc.	18	2,507
Rollins, Inc.	18	728
Waste Management, Inc.	30	5,032
		13,434

Investments	Number of Shares	Value
Communications Equipment — 0.9%
Arista Networks, Inc.*	18	$2,508
Cisco Systems, Inc.	360	17,899
F5, Inc.*	6	928
Juniper Networks, Inc.	30	997
Motorola Solutions, Inc.	12	3,266
		25,598
Construction & Engineering — 0.1%
Quanta Services, Inc.	12	1,799

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	6	2,199
Vulcan Materials Co.	12	2,200
		4,399
Consumer Finance — 0.6%
American Express Co.	54	8,510
Capital One Financial Corp.	36	3,717
Discover Financial Services	24	2,601
Synchrony Financial	42	1,578
		16,406
Containers & Packaging — 0.3%
Amcor plc^	132	1,630
Avery Dennison Corp.	6	1,160
Ball Corp.	30	1,682
International Paper Co.	30	1,114
Packaging Corp of America	6	815
Sealed Air Corp.	12	639
Westrock Co.	24	910
		7,950
Distributors — 0.2%
Genuine Parts Co.	12	2,200
LKQ Corp.	24	1,304
Pool Corp.	6	1,976
		5,480
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B*	156	49,702

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	618	11,915
Lumen Technologies, Inc.	78	427
Verizon Communications, Inc.	360	14,033
		26,375
Electric Utilities — 1.9%
Alliant Energy Corp.	24	1,351
American Electric Power Co, Inc.	42	4,066
Constellation Energy Corp.	30	2,884
Duke Energy Corp.	66	6,595

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Electric Utilities — 1.9% (Continued)
Edison International	30	$2,000
Entergy Corp.	18	2,093
Evergy, Inc.	18	1,066
Eversource Energy	30	2,486
Exelon Corp.	84	3,475
FirstEnergy Corp.	48	1,979
NextEra Energy, Inc.	168	14,230
NRG Energy, Inc.	18	764
Pinnacle West Capital Corp.	12	940
PPL Corp.	66	1,948
Southern Co. (The)	90	6,088
Xcel Energy, Inc.	48	3,370
		55,335
Electrical Equipment — 0.6%
AMETEK, Inc.	18	2,563
Eaton Corp. plc^	36	5,884
Emerson Electric Co.	54	5,172
Generac Holdings, Inc.*	6	633
Rockwell Automation, Inc.	12	3,171
		17,423
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	54	4,343
CDW Corp.	12	2,264
Corning, Inc.	66	2,252
Keysight Technologies, Inc.*	18	3,256
TE Connectivity Ltd.^	30	3,784
Teledyne Technologies, Inc.*	6	2,520
Trimble, Inc.*	24	1,434
Zebra Technologies Corp.*	6	1,622
		21,475
Energy Equipment & Services — 0.4%
Baker Hughes Co.	78	2,264
Halliburton Co.	78	2,955
Schlumberger NV^	120	6,186
		11,405
Entertainment — 1.3%
Activision Blizzard, Inc.	66	4,880
Electronic Arts, Inc.	24	3,139
Live Nation Entertainment, Inc.*	12	873
Netflix, Inc.*	36	10,999
Take-Two Interactive Software, Inc.*	12	1,268
Walt Disney Co. (The)*	156	15,268
Warner Bros. Discovery, Inc.*	192	2,189
		38,616

Investments	Number of Shares	Value
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	36	$19,413
Kroger Co. (The)	54	2,656
Sysco Corp.	42	3,634
Walgreens Boots Alliance, Inc.	60	2,490
Walmart, Inc.	120	18,290
		46,483
Food Products — 1.2%
Archer-Daniels-Midland Co.	48	4,680
Campbell Soup Co.	18	966
Conagra Brands, Inc.	42	1,595
General Mills, Inc.	54	4,606
Hershey Co. (The)	12	2,822
Hormel Foods Corp.	24	1,128
J M Smucker Co. (The)	12	1,848
Kellogg Co.	24	1,751
Kraft Heinz Co. (The)	60	2,361
Lamb Weston Holdings, Inc.	12	1,043
McCormick & Co., Inc.	24	2,044
Mondelez International, Inc.	120	8,113
Tyson Foods, Inc., Class A	24	1,591
		34,548
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	12	1,442

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	150	16,137
ABIOMED, Inc.*	6	2,267
Align Technology, Inc.*	6	1,180
Baxter International, Inc.	42	2,374
Becton Dickinson and Co.	24	5,984
Boston Scientific Corp.*	120	5,432
Cooper Co., Inc. (The)	6	1,898
DENTSPLY SIRONA, Inc.	18	545
Dexcom, Inc.*	36	4,186
Edwards Lifesciences Corp.*	54	4,171
Hologic, Inc.*	24	1,828
IDEXX Laboratories, Inc.*	6	2,555
Intuitive Surgical, Inc.*	30	8,112
Medtronic plc^	114	9,011
ResMed, Inc.	12	2,762
STERIS plc^	6	1,114
Stryker Corp.	30	7,017
Teleflex, Inc.	6	1,405
Zimmer Biomet Holdings, Inc.	18	2,162
		80,140

The accompanying notes are an integral part of these financial statements.
7

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	12	$2,048
Cardinal Health, Inc.	24	1,924
Centene Corp.*	48	4,179
Cigna Corp.	30	9,867
CVS Health Corp.	114	11,614
DaVita, Inc.*	6	442
Elevance Health, Inc.	18	9,593
HCA Healthcare, Inc.	18	4,324
Henry Schein, Inc.*	12	971
Humana, Inc.	12	6,599
Laboratory Corp. of America Holdings	6	1,444
McKesson Corp.	12	4,580
Molina Healthcare, Inc.*	6	2,021
Quest Diagnostics, Inc.	12	1,822
UnitedHealth Group, Inc.	78	42,725
Universal Health Services, Inc., Class B	6	785
		104,938
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.*	6	12,477
Caesars Entertainment, Inc.*	18	915
Carnival Corp.*^	84	834
Darden Restaurants, Inc.	12	1,764
Domino’s Pizza, Inc.	6	2,332
Expedia Group, Inc.*	12	1,282
Hilton Worldwide Holdings, Inc.	24	3,423
Las Vegas Sands Corp.*	30	1,405
Marriott International, Inc., Class A	24	3,968
McDonald’s Corp.	66	18,004
MGM Resorts International	30	1,106
Norwegian Cruise Line Holdings Ltd.*^	36	592
Royal Caribbean Cruises Ltd.*^	18	1,079
Starbucks Corp.	96	9,811
Wynn Resorts Ltd.*	12	1,004
Yum! Brands, Inc.	24	3,088
		63,084
Household Durables — 0.3%
DR Horton, Inc.	30	2,580
Garmin Ltd.^	12	1,116
Lennar Corp., Class A	24	2,108
Mohawk Industries, Inc.*	6	608
Newell Brands, Inc.	30	389
PulteGroup, Inc.	18	806
Whirlpool Corp.	6	879
		8,486

Investments	Number of Shares	Value
Household Products — 1.5%
Church & Dwight Co, Inc.	18	$1,474
Clorox Co. (The)	12	1,784
Colgate-Palmolive Co.	72	5,578
Kimberly-Clark Corp.	30	4,069
Procter & Gamble Co. (The)	204	30,429
		43,334
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	60	1,735

Industrial Conglomerates — 0.9%
3M Co.	48	6,047
General Electric Co.	96	8,253
Honeywell International, Inc.	60	13,173
		27,473
Insurance — 2.3%
Aflac, Inc.	48	3,453
Allstate Corp. (The)	24	3,214
American International Group, Inc.	66	4,165
Aon plc, Class A^	18	5,549
Arthur J Gallagher & Co.	18	3,584
Assurant, Inc.	6	769
Brown & Brown, Inc.	18	1,073
Chubb Ltd.^	36	7,905
Cincinnati Financial Corp.	12	1,331
Everest Re Group Ltd.^	6	2,028
Globe Life, Inc.	6	720
Hartford Financial Services Group, Inc. (The)	30	2,291
Lincoln National Corp.	12	467
Loews Corp.	18	1,047
Marsh & McLennan Cos., Inc.	42	7,273
MetLife, Inc.	60	4,602
Principal Financial Group, Inc.	18	1,614
Progressive Corp. (The)	48	6,343
Prudential Financial, Inc.	30	3,241
Travelers Co., Inc. (The)	18	3,417
W R Berkley Corp.	18	1,373
Willis Towers Watson plc^	12	2,954
		68,413
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A*	484	48,879
Alphabet, Inc., Class C*	451	45,754
Match Group, Inc.*	24	1,213
Meta Platforms, Inc. Class A*	198	23,384
		119,230

The accompanying notes are an integral part of these financial statements.
8

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	733	$70,764
eBay, Inc.	48	2,181
Etsy, Inc.*	12	1,585
		74,530
IT Services — 4.5%
Accenture plc, Class A^	54	16,250
Akamai Technologies, Inc.*	12	1,139
Automatic Data Processing, Inc.	36	9,509
Broadridge Financial Solutions, Inc.	12	1,789
Cognizant Technology Solutions Corp., Class A	42	2,613
DXC Technology Co.*	24	712
EPAM Systems, Inc.*	6	2,212
Fidelity National Information Services, Inc.	54	3,919
Fiserv, Inc.*	48	5,009
FleetCor Technologies, Inc.*	6	1,177
Gartner, Inc.*	6	2,102
Global Payments, Inc.	24	2,491
International Business Machines Corp.	78	11,614
Jack Henry & Associates, Inc.	6	1,136
Mastercard, Inc., Class A	72	25,661
Paychex, Inc.	30	3,721
PayPal Holdings, Inc.*	102	7,998
VeriSign, Inc.*	6	1,199
Visa, Inc., Class A	144	31,248
		131,499
Leisure Products — 0.0% (b)
Hasbro, Inc.	12	754

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	24	3,719
Bio-Techne Corp.	24	2,040
Charles River Laboratories International, Inc.*	6	1,371
Danaher Corp.	54	14,764
Illumina, Inc.*	12	2,617
IQVIA Holdings, Inc.*	18	3,924
PerkinElmer, Inc.	12	1,677
Thermo Fisher Scientific, Inc.	36	20,168
Waters Corp.*	6	2,080
West Pharmaceutical Services, Inc.	6	1,408
		53,768
Machinery — 1.9%
Caterpillar, Inc.	48	11,348
Cummins, Inc.	12	3,014

Investments	Number of Shares	Value
Machinery — 1.9% (Continued)
Deere & Co.	24	$10,584
Dover Corp.	12	1,703
Fortive Corp.	30	2,027
IDEX Corp.	6	1,425
Illinois Tool Works, Inc.	24	5,459
Ingersoll Rand, Inc.	36	1,943
Nordson Corp.	6	1,419
Otis Worldwide Corp.	36	2,811
PACCAR, Inc.	30	3,177
Parker-Hannifin Corp.	12	3,587
Pentair plc^	12	549
Snap-on, Inc.	6	1,444
Stanley Black & Decker, Inc.	12	981
Westinghouse Air Brake Technologies Corp.	18	1,820
Xylem, Inc.	18	2,022
		55,313
Media — 0.9%
Charter Communications, Inc., Class A*	12	4,696
Comcast Corp., Class A	384	14,070
DISH Network Corp., Class A*	24	385
Fox Corp., Class A	24	779
Fox Corp., Class B	12	366
Interpublic Group of Co., Inc. (The)	36	1,237
News Corp., Class A	36	689
News Corp., Class B	12	233
Omnicom Group, Inc.	18	1,436
Paramount Global, Class B	54	1,084
		24,975
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	126	5,015
Newmont Corp.	66	3,133
Nucor Corp.	24	3,599
		11,747
Multiline Retail — 0.5%
Dollar General Corp.	18	4,602
Dollar Tree, Inc.*	18	2,705
Target Corp.	42	7,017
		14,324
Multi-Utilities — 0.9%
Ameren Corp.	24	2,143
CenterPoint Energy, Inc.	54	1,680
CMS Energy Corp.	24	1,466
Consolidated Edison, Inc.	30	2,941
Dominion Energy, Inc.	72	4,400

The accompanying notes are an integral part of these financial statements.
9

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Multi-Utilities — 0.9% (Continued)
DTE Energy Co.	18	$2,088
NiSource, Inc.	36	1,006
Public Service Enterprise Group, Inc.	42	2,543
Sempra Energy	30	4,986
WEC Energy Group, Inc.	30	2,974
		26,227
Oil, Gas & Consumable Fuels — 4.7%
APA Corp.	30	1,406
Chevron Corp.	156	28,596
ConocoPhillips	114	14,080
Coterra Energy, Inc.	72	2,010
Devon Energy Corp.	54	3,700
Diamondback Energy, Inc.	12	1,776
EOG Resources, Inc.	48	6,813
Exxon Mobil Corp.	360	40,082
Hess Corp.	24	3,454
Kinder Morgan, Inc.	168	3,212
Marathon Oil Corp.	60	1,838
Marathon Petroleum Corp.	48	5,847
Occidental Petroleum Corp.	78	5,420
ONEOK, Inc.	36	2,409
Phillips 66	42	4,555
Pioneer Natural Resources Co.	18	4,248
Valero Energy Corp.	36	4,810
Williams Co., Inc. (The)	102	3,539
		137,795
Personal Products — 0.1%
Estee Lauder Co., Inc., Class A (The)	18	4,244

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	186	14,932
Catalent, Inc.*	18	902
Eli Lilly & Co.	66	24,491
Johnson & Johnson	222	39,516
Merck & Company, Inc.	216	23,786
Organon & Co.	24	625
Pfizer, Inc.	480	24,062
Viatris, Inc.	102	1,125
Zoetis, Inc.	42	6,474
		135,913
Professional Services — 0.4%
CoStar Group, Inc.*	36	2,917
Equifax, Inc.	12	2,368
Jacobs Solutions, Inc.	12	1,519
Leidos Holdings, Inc.	12	1,312

Investments	Number of Shares	Value
Professional Services — 0.4% (Continued)
Robert Half International, Inc.	12	$945
Verisk Analytics, Inc.	12	2,205
		11,266
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	12	1,867
American Tower Corp.	42	9,293
AvalonBay Communities, Inc.	12	2,099
Boston Properties, Inc.	12	865
Camden Property Trust	12	1,444
Crown Castle, Inc.	36	5,091
Digital Realty Trust, Inc.	24	2,699
Equinix, Inc.	6	4,144
Equity Residential	30	1,946
Essex Property Trust, Inc.	6	1,322
Extra Space Storage, Inc.	12	1,928
Federal Realty Investment Trust	6	667
Healthpeak Properties, Inc.	48	1,260
Host Hotels & Resorts, Inc.	60	1,136
Invitation Homes, Inc.	48	1,566
Iron Mountain, Inc.	24	1,304
Kimco Realty Corp.	54	1,238
Mid-America Apartment Communities, Inc.	12	1,979
Prologis, Inc.	79	9,305
Public Storage	12	3,576
Realty Income Corp.	54	3,406
Regency Centers Corp.	12	797
SBA Communications Corp.	12	3,592
Simon Property Group, Inc.	30	3,583
UDR, Inc.	24	995
Ventas, Inc.	36	1,675
VICI Properties, Inc.	84	2,873
Vornado Realty Trust	12	303
Welltower, Inc.	42	2,983
Weyerhaeuser Co.	66	2,159
		77,095
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	30	2,388

Road & Rail — 0.9%
CSX Corp.	186	6,081
JB Hunt Transport Services, Inc.	6	1,103
Norfolk Southern Corp.	18	4,617
Old Dominion Freight Line, Inc.	6	1,816
Union Pacific Corp.	54	11,741
		25,358

The accompanying notes are an integral part of these financial statements.
10

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 101.1% (a) (Continued)
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	138	$10,713
Analog Devices, Inc.	42	7,220
Applied Materials, Inc.	78	8,549
Broadcom, Inc.	36	19,837
Enphase Energy, Inc.*	12	3,847
Intel Corp.	354	10,645
KLA Corp.	12	4,718
Lam Research Corp.	12	5,669
Microchip Technology, Inc.	48	3,801
Micron Technology, Inc.	96	5,534
Monolithic Power Systems, Inc.	6	2,292
NVIDIA Corp.	201	34,015
NXP Semiconductors NV^	24	4,220
ON Semiconductor Corp.*	36	2,707
Qorvo, Inc.*	12	1,191
QUALCOMM, Inc.	96	12,143
Skyworks Solutions, Inc.	12	1,148
SolarEdge Technologies, Inc.*	6	1,793
Teradyne, Inc.	12	1,121
Texas Instruments, Inc.	78	14,076
		155,239
Software — 8.5%
Adobe, Inc.*	42	14,487
ANSYS, Inc.*	6	1,526
Autodesk, Inc.*	18	3,635
Cadence Design Systems, Inc.*	24	4,129
Ceridian HCM Holding, Inc.*	12	821
Fortinet, Inc.*	60	3,190
Gen Digital, Inc.	48	1,102
Intuit, Inc.	24	9,782
Microsoft Corp.	636	162,269
Oracle Corp.	138	11,458
Paycom Software, Inc.*	6	2,035
PTC, Inc.*	12	1,527
Roper Technologies, Inc.	12	5,267
Salesforce, Inc.*	84	13,461
ServiceNow, Inc.*	18	7,493
Synopsys, Inc.*	12	4,074
Tyler Technologies, Inc.*	6	2,056
		248,312
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	6	906
Bath & Body Works, Inc.	18	765
Best Buy Co., Inc.	18	1,536
CarMax, Inc.*	12	832

Investments	Number of Shares	Value
Specialty Retail — 2.3% (Continued)
Home Depot, Inc. (The)	88	$28,511
Lowe’s Cos., Inc.	54	11,478
O’Reilly Automotive, Inc.*	6	5,187
Ross Stores, Inc.	30	3,530
TJX Co., Inc. (The)	102	8,165
Tractor Supply Co.	12	2,716
Ulta Beauty, Inc.*	6	2,789
		66,415
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	1,308	193,623
Hewlett Packard Enterprise Co.	114	1,913
HP, Inc.	90	2,704
NetApp, Inc.	18	1,217
Seagate Technology Holdings plc^	18	953
Western Digital Corp.*	24	882
		201,292
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	108	11,846
Ralph Lauren Corp.	6	679
Tapestry, Inc.	24	906
VF Corp.	30	985
		14,416
Tobacco — 0.7%
Altria Group, Inc.	156	7,267
Philip Morris International, Inc.	132	13,156
		20,423
Trading Companies & Distributors — 0.3%
Fastenal Co.	48	2,473
United Rentals, Inc.*	6	2,118
WW Grainger, Inc.	6	3,618
		8,209
Water Utilities — 0.1%
American Water Works Co., Inc.	18	2,732

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	48	7,270

TOTAL COMMON STOCKS
(Cost $2,866,935)		2,945,432

The accompanying notes are an integral part of these financial statements.
11

Schedule of Investments (Continued)	NEOS S&P 500® High Income ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Fund
First American Treasury Obligations Fund, Class X, 3.744% (c)	10,468	$10,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,468)		10,468

TOTAL INVESTMENTS — 101.5%
(Cost $2,877,403)		2,955,900
Liabilities in Excess of Other Assets — (1.5)%		(44,121)
NET ASSETS — 100.0%		$2,911,779

*Non-income producing security.

^Foreign security.

(a)All or a portion of these securities has been segregated as collateral for written option contracts. As f 11/30/2022, the aggregate fair value of those securities was $2,945,432, representing 101.1% of net assets.

(b)Represents less than 0.05%.

(c)7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

A list of the exchange traded option contracts held by the Fund at November 30, 2022, is as follows:

WRITTEN OPTIONS	Contracts (d)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(2)	$4,140.00	1/20/2023	$(18,443)	$(816,022)	$(20,250)
CBOE S&P 500 Index	(3)	$4,210.00	1/20/2023	(18,554)	(1,224,033)	(18,557)
TOTAL WRITTEN OPTIONS				$(36,997)	$(2,040,055)	$(38,807)

(d)Each contract equals 100 shares.

The accompanying notes are an integral part of these financial statements.
12

Statements of Assets and Liabilities	SHP ETF Trust
November 30, 2022 (Unaudited)

	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Cash Alternative ETF	NEOS S&P 500® High Income ETF
ASSETS:
Investments in securities, at value (identified cost $982,533, $993,776 and $2,866,935, respectively) (See Note 2)	$954,922	$993,462	$2,945,432
Investments in money market funds, at value (identified cost $12,196, $1,692 and $10,468, respectively) (See Note 2)	12,196	1,692	10,468
Total securities, at value (identified cost $994,729, $995,468 and $2,877,403) (See Note 2)	967,118	995,154	2,955,900
Deposit at broker for option contracts	989	—	—
Receivables:
Investment securities sold	—	57,708	36,997
Dividends and interest	43	206	3,754
Total Assets	968,150	1,053,068	2,996,651

LIABILITIES:
Written option contracts, at value (identified premium received $905, $472 and $36,997, respectively) (See Note 2)	275	173	38,807
Payables:
Investment securities purchased	—	52,190	44,912
Investment management fees	430	313	1,153
Total Liabilities	705	52,676	84,872
NET ASSETS	$967,445	$1,000,392	$2,911,779

NET ASSETS CONSIST OF:
Paid-in capital	$995,400	$1,000,000	$2,886,715
Distributable earnings (accumulated loss)	(27,955)	392	25,064
NET ASSETS	$967,445	$1,000,392	$2,911,779

Shares issued and outstanding, $0 par value, unlimited shares authorized	20,000	20,000	60,000

Net Asset Value, Offering Price and Redemption Price Per Share	$48.37	$50.02	$48.53

The accompanying notes are an integral part of these financial statements.
13

Statements of Operations	SHP ETF Trust
For the Period Ended November 30, 2022 (Unaudited)

	NEOS Enhanced Income Aggregate Bond ETF(a)	NEOS Enhanced Income Cash Alternative ETF(a)	NEOS S&P 500® High Income ETF(a)
INVESTMENT INCOME:
Dividends and interest	$6,288	$7,751	$6,970
Foreign withholding tax on dividends	—	—	(5)
Total investment income	6,288	7,751	6,965

EXPENSES:
Investment management fees (See Note 3)	1,410	969	2,254
Total expenses before adjustments	1,410	969	2,254
Less: waivers by Adviser (Note 3)	(72)	—	—
Total expenses after adjustments	1,338	969	2,254
Net Investment Income	4,950	6,782	4,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(6,710)	(4,249)	(1,189)
Written option contracts expired or closed	12,792	8,906	(12,235)
Net realized gain (loss)	6,082	4,657	(13,424)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	(27,611)	(314)	78,497
Written option contracts	630	299	(1,810)
Change in net unrealized appreciation (depreciation)	(26,981)	(15)	76,687
Net realized and unrealized gain (loss)	(20,899)	4,642	63,263
Net increase (decrease) in net assets resulting from operations	$(15,949)	$11,424	$67,974

(a)The Funds commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
14

Statement of Changes in Net Assets	NEOS Enhanced Income Aggregate Bond ETF

For the Period Ended November 30, 2022 (Unaudited)(a)
OPERATIONS:
Net investment income	$4,950
Net realized gain (loss)	6,082
Net change in unrealized appreciation (depreciation)	(26,981)
Net increase (decrease) in net assets resulting from operations	(15,949)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(12,006)
Total distributions	(12,006)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	995,400
Cost of shares redeemed	—
Net increase from capital transactions	995,400
Total increase (decrease) in net assets	967,445

NET ASSETS:
Beginning of period	—
End of period	$967,445

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
15

Statement of Changes in Net Assets	NEOS Enhanced Income Cash Alternative ETF

For the Period Ended November 30, 2022 (Unaudited)(a)
OPERATIONS:
Net investment income	$6,782
Net realized gain (loss)	4,657
Net change in unrealized appreciation (depreciation)	(15)
Net increase (decrease) in net assets resulting from operations	11,424

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(11,032)
Total distributions	(11,032)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,000,000
Cost of shares redeemed	—
Net increase from capital transactions	1,000,000
Total increase (decrease) in net assets	1,000,392

NET ASSETS:
Beginning of period	—
End of period	$1,000,392

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
16

Statement of Changes in Net Assets	NEOS S&P 500® High Income ETF

For the Period Ended November 30, 2022 (Unaudited)(a)
OPERATIONS:
Net investment income	$4,711
Net realized gain (loss)	(13,424)
Net change in unrealized appreciation (depreciation)	76,687
Net increase (decrease) in net assets resulting from operations	67,974

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(42,910)
Total distributions	(42,910)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,886,715
Cost of shares redeemed	—
Net increase from capital transactions	2,886,715
Total increase (decrease) in net assets	2,911,779

NET ASSETS:
Beginning of period	—
End of period	$2,911,779

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	60,000
Shares redeemed	—
Shares Outstanding, End of Period	60,000

(a)The Fund commenced investment operations on August 30, 2022.

The accompanying notes are an integral part of these financial statements.
17

Financial Highlights	NEOS Enhanced Income Aggregate Bond ETF
For a share outstanding throughout the period presented

	For the Period Ended November 30, 2022 (Unaudited)(a)
Net asset value, beginning of period	$49.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss)	(1.05)
Total from investment operations	(0.80)

LESS DISTRIBUTIONS:
From net investment income	(0.60)
Total distributions	(0.60)

Net asset value, end of period	$48.37

TOTAL RETURNS:
Net Asset Value(c)	-1.58%	*
Market Value(d)	-1.70%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$967
Ratio to average net assets of:
Expenses, before waivers	0.58%	+†
Expenses, after waivers	0.55%	+†
Net investment income, before waivers	2.04%	+
Net investment income, after waivers	2.07%	+

Portfolio turnover rate(e)	0%	*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

†The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses (“AFFE”) which are the indirect costs of investing in other investment companies. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. The Adviser has contractually agreed to waive its management fee charged to the Fund to the extent of the amount of any AFFE incurred by the Fund. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58%.

The accompanying notes are an integral part of these financial statements.
18

Financial Highlights	NEOS Enhanced Income Cash Alternative ETF
For a share outstanding throughout the period presented

	For the Period Ended November 30, 2022 (Unaudited)(a)
Net asset value, beginning of period	$50.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.34
Net realized and unrealized gain (loss)	0.23
Total from investment operations	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.55)
Total distributions	(0.55)

Net asset value, end of period	$50.02

TOTAL RETURNS:
Net Asset Value(c)	1.15	%*
Market Value(d)	1.17	%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$1,000
Ratio to average net assets of:
Expenses	0.38	%+
Net investment income	2.66	%+

Portfolio turnover rate(e)	0	%*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

The accompanying notes are an integral part of these financial statements.
19

Financial Highlights	NEOS S&P 500® High Income ETF
For a share outstanding throughout the period presented

	For the Period Ended November 30, 2022 (Unaudited)(a)
Net asset value, beginning of period	$49.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized gain (loss)	0.12
Total from investment operations	0.29

LESS DISTRIBUTIONS:
From net investment income	(1.43)
Total distributions	(1.43)

Net asset value, end of period	$48.53

TOTAL RETURNS:
Net Asset Value(c)	0.68	%*
Market Value(d)	0.58	%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$2,912
Ratio to average net assets of:
Expenses	0.68	%+
Net investment income	1.42	%+

Portfolio turnover rate(e)	0	%*

(a)The Fund commenced investment operations on August 30, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the CBOE BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions and short-term options.

*Not Annualized.

+Annualized.

20

Notes to the Financial Statements	SHP ETF Trust
November 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The SHP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five operational exchange-traded funds (“ETFs”), three of which are presented herein, NEOS Enhanced Income Aggregate Bond ETF (the “NEOS Aggregate Bond ETF”), NEOS Enhanced Income Cash Alternative ETF (the “NEOS Cash Alternative ETF”) and NEOS S&P 500® High Income ETF (the “NEOS S&P 500® ETF”) (collectively, the “Funds” or individually, a “Fund”). The Funds are each a diversified series of the Trust. The investment objective of the NEOS Aggregate Bond ETF and NEOS Cash Alternative ETF is to seek to generate monthly income in a tax efficient manner and the investment objective of the NEOS S&P 500® ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then options shall be valued at the mean price.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2022, there were no securities that were internally fair valued and/or valued using a Level 3 valuation.

21

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2022:

NEOS Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$954,747	$—	$—	$954,747
Purchased Put Options**	175	—	—	175
Money Market Funds	12,196	—	—	12,196
Total Investments	$967,118	$—	$—	$967,118
Other Financial Instruments
Liabilities
Written Call Options**	$(275)	$—	$—	$(275)
Total Other Financial Instruments	$(275)	$—	$—	$(275)

NEOS Cash Alternative ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$993,370	$—	$993,370
Purchased Put Options**	92	—	—	92
Money Market Fund	1,692	—	—	1,692
Total Investments	$1,784	$993,370	$—	$995,154
Other Financial Instruments
Liabilities
Written Call Options**	$(173)	$—	$—	$(173)
Total Other Financial Instruments	$(173)	$—	$—	$(173)

NEOS S&P 500® ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$2,945,432	$—	$—	$2,945,432
Money Market Fund	10,468	—	—	10,468
Total Investments	$2,955,900	$—	$—	$2,955,900
Other Financial Instruments
Liabilities
Written Call Options**	$(18,557)	$(20,250)	$—	$(38,807)
Total Other Financial Instruments	$(18,557)	$(20,250)	$—	$(38,807)

*See Schedules of Investments for segregation by industry type.

**The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

B. Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short

22

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

C. Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D. Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2022.

G. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H. Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering expenses for the Funds.

I. Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

23

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the period ended November 30, 2022, the Funds’ average derivative volume is described below:

NEOS Aggregate Bond ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	2	$576,886
Written Option Contracts	2	$576,886

NEOS Cash Alternative ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	2	$576,886
Written Option Contracts	2	$576,886

NEOS S&P 500® ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	—	$—
Written Option Contracts	3	$1,076,493

Statements of Assets and Liabilities

Fair values of derivative instruments as of November 30, 2022:

	Statements of Assets and Liabilities Location	Fair Value
NEOS Aggregate Bond ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$175	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	275
Total Derivatives not accounted for as hedging instruments		$175	$275

NEOS Cash Alternative ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$92	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	173
Total Derivatives not accounted for as hedging instruments		$92	$173

NEOS S&P 500® ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$—	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	38,807
Total Derivatives not accounted for as hedging instruments		$—	$38,807

24

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2022:

	Net Realized Gain (Loss) on Derivatives
NEOS Aggregate Bond ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(6,710)	$12,792	$6,082
Total	$(6,710)	$12,792	$6,082

NEOS Cash Alternative ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(4,092)	$8,906	$4,814
Total	$(4,092)	$8,906	$4,814

NEOS S&P 500® ETF	Purchased Option Contracts*	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(12,235)	$(12,235)
Total	$—	$(12,235)	$(12,235)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives

NEOS Aggregate Bond ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(154)	$630	$476
Total	$(154)	$630	$476

NEOS Cash Alternative ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(99)	$299	$200
Total	$(99)	$299	$200

NEOS S&P 500® ETF	Purchased Option Contracts**	Written Option Contracts	Total

Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(1,810)	$(1,810)
Total	$—	$(1,810)	$(1,810)

*The amounts disclosed are included in the realized gain (loss) on investments.

**The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

25

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

Pursuant to the Investment Advisory Agreement, the NEOS Aggregate Bond ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.58%, the NEOS Cash Alternative ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.38% and the NEOS S&P 500® ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.68%, based on each Fund’s average daily net assets. For the period ended November 30, 2022, NEOS Aggregate Bond ETF, NEOS Cash Alternative ETF and NEOS S&P 500® ETF incurred $1,410, $969 and $2,254, respectively, in management fees. Additionally, for the period ended November 30, 2022, the NEOS Aggregate Bond ETF had $72 in management fee waivers.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the NEOS Aggregate Bond ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58% through March 29, 2024. This expense cap may not be terminated prior to this date except by the Board.

The NEOS Aggregate Bond ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.58% of average daily net assets or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended November 30, 2022, NEOS Aggregate Bond ETF did not repay expenses to the Adviser.

As of November 30, 2022, the Adviser waived fees of $72 for the NEOS Aggregate Bond ETF, which can be recouped by the Adviser until November 30, 2025.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S.

26

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. As of November 30, 2022, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (d/b/a ACA Group) (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC (d/b/a ACA Group), an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of November 30, 2022, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2022, were as follows:

	Purchases	Sales
NEOS Aggregate Bond ETF	$—	$—
NEOS Cash Alternative ETF	—	—
NEOS S&P 500® ETF	1,435	17,527

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2022, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Aggregate Bond ETF	$982,204	$—
NEOS Cash Alternative ETF	—	—
NEOS S&P 500® ETF	2,884,249	—

NOTE 6 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Aggregate Bond ETF and NEOS Cash Alternative ETF are $300, and the NEOS S&P 500® ETF is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the NEOS Aggregate Bond ETF and NEOS Cash Alternative ETF Funds are listed and traded on the NYSE Arca, Inc. and shares of the NEOS S&P 500® ETF Fund are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial

27

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, NEOS Investment Management, LLC, the adviser to the NEOS S&P 500® High Income ETF, NEOS Enhanced Income Cash Alternative ETF and NEOS Enhanced Income Aggregate Bond ETF, has no voting power of the shares outstanding of the Funds.

NOTE 8 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Funds’ NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks’’.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 10 – COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

28

Shareholder Expense Examples	SHP ETF Trust
For the Period Ended November 30, 2022 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through November 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

NEOS Enhanced Income Aggregate Bond ETF	Beginning Account Value (8/30/2022)*	Ending Account Value (11/30/2022)	Expenses Paid During Period (8/30/2022* to 11/30/2022)
Actual[1]	$1,000.00	$984.20	$1.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$2.79

NEOS Enhanced Income Cash Alternative ETF
Actual[2]	$1,000.00	$1,011.50	$0.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.26	$1.93

NEOS S&P 500® High Income ETF
Actual[3]	$1,000.00	$1,006.80	$1.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$3.44

*The Funds commenced investment operations on August 30, 2022.

1Actual expenses are equal to the fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 93/365. The Fund indirectly bears its proportionate share of Acquired Fund Fees and Expenses (“AFFE”) which are the indirect costs of investing in other investment companies. The annualized expense ratio of 0.55% does not reflect the AFFE of the funds in which it invests. The Adviser has contractually agreed to waive its management fee charged to the Fund to the extent of the amount of any AFFE incurred by the Fund. If the ratio had included these AFFE, the annualized expense ratio would have been 0.58% for both the Actual and Hypothetical expense examples.

2Actual expenses are equal to the fund’s annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 93/365.

3Actual expenses are equal to the fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 93/365.

29

Board Approval of Investment Advisory Agreement (Unaudited)	SHP ETF Trust

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

The Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by NEOS Investment Management, LLC (“NEOS”), including the experience and qualifications of the personnel providing such services; (ii) the performance history of NEOS S&P 500® High Income ETF, NEOS Enhanced Income Cash Alternative ETF and NEOS Enhanced Income Aggregate Bond ETF (each a “NEOS ETF” and, collectively, the “NEOS ETFs”), noting that none of the NEOS ETFs had not yet launched; (iii) the proposed fees and expenses of each NEOS ETF; (iv) the anticipated profitability of each NEOS ETF to NEOS; (v) potential economies of scale; (vi) possible fall-out benefits to NEOS and its affiliates (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the NEOS ETFs); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service

The Board reviewed materials provided by NEOS related to the proposed approval of the Investment Advisory Agreement, a review of the professional personnel who will be performing services for the NEOS ETFs, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the NEOS ETFs, including: its adherence to each NEOS ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by each NEOS ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of each NEOS ETF’s portfolio holdings including its role as Valuation Designee for each NEOS ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the NEOS ETFs. The Board also considered research support available to, and management capabilities of, the NEOS ETFs’ management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the NEOS ETFs; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with each NEOS ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the NEOS ETFS would be satisfactory.

Performance

As each NEOS ETF had not yet commenced operations, the Board was not able to review any of the NEOS ETF’s performance.

Fees and Expenses

As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each NEOS ETF’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds selected by NEOS, each of which had similar investment objectives and strategies. The Board was aware that under the unitary fee arrangement, NEOS is contractually obligated to pay the fees of each of the NEOS ETF’s service providers, with the exception of NEOS’s advisory fee, and certain other expenses.

30

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)	SHP ETF Trust

NEOS S&P 500® High Income ETF (“SPYI”). The Board reviewed NEOS’s proposed advisory fee of 0.68% for SPYI, acknowledging that it was slightly higher than most of its peer group, but lower than the highest peer ETF. The Board considered NEOS’s remarks that the peer group was composed of other ETFs using options strategies with underlying S&P 500 holdings. The Board recalled NEOS’s explanations for the proposed fee and unitary fee structure. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.

NEOS Enhanced Income Cash Alternative ETF (“CSHI”). The Board reviewed NEOS’s proposed advisory fee of 0.38% for CSHI, acknowledging that it was lower than the fee of its closest competitor. The Board considered NEOS’s remarks that the peer group was composed of another ETF using options strategies with underlying short term bond holdings. The Board further considered NEOS’s statement of the inherent difficulty of finding peers that were similar to CSHI. The Board recalled NEOS’s explanations for the proposed fee and unitary fee structure. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.

NEOS Enhanced Income Aggregate Bond ETF (“BNDI”). The Board reviewed NEOS’s proposed advisory fee of 0.58% for BNDI, acknowledging that it was close to the average of its peer group. The Board considered NEOS’s remarks that the peer group was composed of other ETFs using options strategies with underlying bond holdings. The Board further considered NEOS’s statement of the inherent difficulty of finding peers that were similar to BNDI, resulting in the presentation of only a limited number of peer ETFs. The Board also considered that an expense limitation agreement was proposed to limit expenses of BNDI to 0.58% through March 29, 2024. The Board recalled NEOS’s explanations for the proposed fee and unitary fee structure. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board reviewed NEOS’s asset projections and noted NEOS’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’s willingness to discuss the matter of economies for each NEOS ETF as their size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to each NEOS ETF based on profitability projections and analyses reviewed by the Board and the selected financial information of NEOS provided by NEOS to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to NEOS and, once a NEOS ETF had sufficient assets, the anticipated profit from NEOS’s relationship with such NEOS ETF would not be excessive.

Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, and as assisted by the advice of counsel, the Board concluded that NEOS’s advisory fees for each NEOS ETF was not unreasonable, and that approval of the advisory agreements were in the best interest of future shareholders of each NEOS ETF.

31

Additional Information (Unaudited)	SHP ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.neosfunds.com.

Fund	Symbol	CUSIP
NEOS Enhanced Income Aggregate Bond ETF	BNDI	78433H204
NEOS Enhanced Income Cash Alternative ETF	CSHI	78433H105
NEOS S&P 500® High Income ETF	SPYI	78433H303

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser NEOS Investment Management, LLC 13 Riverside Avenue Westport, CT 06880	Distributor Foreside Fund Services, LLC (d/b/a ACA Group) Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

SHPNEOSSAR112022

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHP ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date January 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date January 31, 2023

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date January 31, 2023